Shareholders' Equity (Dividends Declared per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									4 Months Ended			9 Months Ended		12 Months Ended
	Jul. 03, 2016		Apr. 10, 2016	Sep. 27, 2015	Jul. 05, 2015	Apr. 12, 2015	Sep. 28, 2014	Jul. 06, 2014	Apr. 13, 2014	Jan. 17, 2016	Jan. 18, 2015	Jan. 19, 2014	Jul. 03, 2016	Jul. 05, 2015	Sep. 27, 2015	Sep. 28, 2014	Sep. 29, 2013
Dividends Per Common Share [Abstract]
Dividends Payable, Date Declared	Jun. 07, 2016		Mar. 09, 2016	Sep. 15, 2015	Jun. 09, 2015	Mar. 10, 2015				Nov. 04, 2015	Nov. 05, 2014
Dividends declared per common share (in dollars per share)	$ 0.135		$ 0.135	$ 0.13	$ 0.13	$ 0.13	$ 0.12	$ 0.12	$ 0.12	$ 0.135	$ 0.13	$ 0.12	$ 0.405	$ 0.39	$ 0.52	$ 0.48	$ 1.40
Dividends Payable, Date of Record	Jul. 01, 2016		Apr. 08, 2016	Oct. 02, 2015	Jul. 02, 2015	Apr. 10, 2015				Jan. 15, 2016	Jan. 16, 2015
Dividends Payable, Date to be Paid	Jul. 12, 2016		Apr. 19, 2016	Oct. 13, 2015	Jul. 14, 2015	Apr. 21, 2015				Jan. 26, 2016	Jan. 27, 2015
Dividends, Common Stock, Cash	$ 43	[1]	$ 44	$ 45	$ 47	$ 47				$ 44	$ 47		$ 131		$ 186	$ 176	$ 519

[1]	Dividend accrued at July 3, 2016